Restructuring, impairment and other non-recurring costs (Tables)	12 Months Ended
Jun. 30, 2026
Restructuring Impairment And Other Non-recurring Costs
Schedule of restructuring expenses

	Year Ended June 30
(US dollars in thousands)	2026	2025	2024
Corporate restructuring - litigation provision	537	596	-
Fiscal provision	772	154	1,389
Gain on effectuation of DOCA	(575)	(514)	-
Remediation	-	-	-
Acquisition related and other costs	717	176	3
Total	1,451	412	1,392